Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust IV
Entity Central Index Key	0002043390
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
LOGIQ Contrarian Opportunities ETF
Shareholder Report [Line Items]
Fund Name	LOGIQ Contrarian Opportunities ETF
Class Name	LOGIQ Contrarian Opportunities ETF
Trading Symbol	LCO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LOGIQ Contrarian Opportunities ETF (the "Fund") for the period January 7, 2026 (the Fund's "Inception") to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://logiqetf.com/. You can also request this information by contacting us at (844) 999-8722 or by writing the Fund at LOGIQ Contrarian Opportunities ETF, c/o BNY Mellon, 240 Greenwich Street, New York, New York 10286.
Additional Information Phone Number	(844) 999-8722
Additional Information Website	https://logiqetf.com/
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LOGIQ Contrarian Opportunities ETF	$40	0.95%

Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.95%
Net Assets	$ 59,419,000
Holdings Count | Holdings	75
Advisory Fees Paid, Amount	$ 211,168
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of May 31, 2026 )
Fund Size (Thousands)	$59,419
Number of Holdings	75
Total Advisory Fee	$211,168
Portfolio Turnover	67%

Holdings [Text Block]

Sector Breakdown

(% of Total Net Assets)

Security Type Breakdown

(% of Total Net Assets)

Percentages are stated as a percent of total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of May 31, 2026 )

Top Ten Holdings	(% of Total Net Assets)
IREN Ltd.	2.8
iShares Silver Trust ETF	2.7
Micron Technology Inc.	2.7
SanDisk Corp	2.6
Intel Corp.	2.5
iShares 1-3 Year Treasury Bond ETF	2.4
Vanguard Intermediate-Term Treasury ETF	2.3
Energy Select Sector SPDR Fund	2.2
Samsung Electronics Co., Ltd.	2.2
Pan American Silver Corp.	2.1